Interim Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 9,059	$ 2,697
Other receivable and prepaid expenses	3,567	4,383
Short-term investment	78	64
Total current assets	12,704	7,144
NON-CURRENT ASSETS:
Other non-current receivables		912
Operating lease right of use assets	66	82
Property, plant and equipment, net	30	36
Total long-term assets	96	1,030
Total assets	12,800	8,174
CURRENT LIABILITIES:
Trade payables	437	2,156
Current maturity of operating lease liability	36	36
Deferred revenues	556	469
Other accounts payable	472	610
Total current liabilities	1,501	3,271
NON-CURRENT LIABILITIES:
Long - term operating lease liability	22	39
Deferred revenues	2,121	2,422
Total long-term liabilities	2,143	2,461
CONTINGENT LIABILITIES AND COMMITMENTS
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.25 par value - Authorized: 500,000,000 shares at June 30, 2020 and December 31, 2019; Issued and outstanding: 411,254,463 shares as of June 30, 2020; 120,652,683 shares as of December 31, 2019	29,234	8,225
Additional paid-in capital	98,056	103,401
Accumulated other comprehensive income	1,127	1,127
Accumulated deficit	(119,261)	(110,311)
Total equity	9,156	2,442
Total liabilities and shareholders' equity	$ 12,800	$ 8,174